UNSECURED CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
UNSECURED CONVERTIBLE NOTES
NOTE 13 – UNSECURED CONVERTIBLE NOTES
Unsecured convertible notes consisted of the following at December 31, 2023 and December 31, 2022, in thousand:

	December 31, 2023	December 31, 2022
2022 unsecured convertible notes, 5% coupon, due December 2023	$ —	$18,879
2023 unsecured convertible notes, 4% coupon, due March 2024	—	—
Total unsecured convertible notes, gross	—	18,879
Less unamortized debt discounts	—	(35)

Total unsecured convertible notes, net of discount	$—	$18,844
Less current portion	—	18,844
Total unsecured convertible notes, net of discount non-current	$—	$—
2022 unsecured convertible notes due December 2023 (“2022 notes”)
During the year ended December 31, 2022, the Company entered into a series of convertible notes with various investors in a series of multiple closings (the “2022 unsecured convertible notes”) for an aggregate principal not to exceed $20.0 million. During the year ended December 31, 2022, the Company issued convertible notes in an aggregate principal amount of $18.9 million, of which $18.9 million was funded as of December 31, 2022.
During the year ended December 31, 2023, the Company secured one additional convertible note for principal amount of $250 thousand, of which $250 thousand was funded for an aggregate amount of $19.13 million.
In conjunction with the issuance of the notes, the Company incurred $87 thousand of closing financing costs to this date, which were presented as an offset to the convertible notes in the consolidated balance sheets as of December 31, 2022.
The 2022 unsecured convertible notes included a conversion feature that failed the derivative accounting pursuant to ASC 815 Derivatives and Hedging as the conversion feature failed the net settlement criterion for derivative accounting, as the common shares underlying the conversion feature are not readily convertible to cash. The 2022 convertible notes are contingently convertible into equity securities upon a future contingent event outside of the Company’s control.
On January 1, 2023, the Company elected to adopt ASU 2020-06 Debt- Debt with Conversion and Other Options (Subtopic 470-20), which eliminated, among other things, the beneficial conversion model, and as such the 2022 convertible notes was accounted for as a single liability measured at its amortized costs.
On July 21, 2023, the Company secured qualifying financing for cash, which triggered the automatic conversion of the carrying balance of the 2022 convertible notes into series A-2 of preferred stock in Legacy Volato.
During the year ended December 31, 2023, the Company converted the carrying balance of the 2022 unsecured convertible notes, which includes principal balance of $19.13 million, accrued but unpaid interest in the amount of $813 thousand and $36 thousand of unamortized debt discount, into 3,327,624 shares of Series A-2 preferred stock based on an agreed upon conversion price of $5.9820 in accordance with the original terms of the 2022 unsecured convertible notes agreements. On December 1, 2023, following the closing of the business combination agreement, the Company converted the 3,327,624 shares of Series A-2 preferred stock into 3,377,812 shares of Class A Common Stock of Volato Group, Inc.
During the year ended December 31, 2023, the Company amortized $38 thousand of closing financing costs through interest expense, bringing the unamortized financing costs balance at approximately $36 thousand before conversion.
During the year ended December 31, 2022, the Company amortized $15 thousand of closing financing costs through interest expense, bringing the unamortized financing costs balance at approximately $35 thousand.
During the year ended December 31, 2023 and 2022, the Company recognized $552 thousand and $249 thousand of interest expense, respectively.
2023 unsecured convertible notes
The Company entered into a series of convertible notes (the “2023 unsecured convertible notes”) issued in a series of multiple closings for an aggregate principal not to exceed $25.0 million. During the year ended December 31, 2023, the Company issued a series of notes in an aggregate principal amount of $18.42 million, of which $12.42 million was funded and $6.0 million was issued pursuant to the conversion of the line of credit with a related party (see note 12).
On July 21, 2023, Legacy Volato secured a qualifying financing for cash, which triggered the automatic conversion of the 2023 convertible notes into a newly issued series of preferred stock, namely the Series A-3 preferred stock.
During the years ended December 31, 2023 and 2022, the Company recognized approximately $34 thousand and $0 of interest expense, respectively.
During the year ended December 31, 2023, the Company converted the carrying balance of the 2023 unsecured convertible notes, which includes principal balance of $18.42 million, accrued but unpaid interest in the amount of $34 thousand, into 2,050,628 shares of Series A-3 preferred stock in Legacy Volato, based on an agreed upon conversion price of $9.00 in accordance with the original terms of the 2023 unsecured convertible notes agreements. On December 1, 2023, following the closing of the business combination agreement, the Company converted the 2,050,628 shares of Series A-3 preferred stock into 2,081,556 shares of Class A Common Stock of Volato Group, Inc.